GEOGRAPHIC INFORMATION AND CONCENTRATIONS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 192,648	$ 206,873	$ 260,586	$ 243,290	$ 155,424
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	154,454	169,856	213,982	191,502	136,140
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 38,194	$ 37,017	$ 46,603	$ 51,788	$ 19,284